UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Laurie Roberts
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
Generation Wave Growth Fund		Ticker Symbol: GWGFX
December 31, 2007 (Unaudited)

	Shares	Market Value
Common Stocks 9.8%
Financials 3.4%
Citigroup Inc.	13,500	397,440.00
NYSE Euronext	6,500	570,505.00
optionsXpress Holdings Inc.	14500	490,390.00
		1,458,335.00

Health Care 3.3%
Hologic, Inc.*	7,000	480,480.00
Medco Health Solutions, Inc.*	4,250	430,950.00
OSI Pharmaceuticals, Inc.*	10,000	485,100.00
		1,396,530.00

Telecommunications 2.3%
AT&T Inc.	12,000	498,720.00
Vimple-Communications	11,500	478,400.00
		977,120.00

Consumer Staples 0.8%
Hormel Food Corp.	8,600	348,128

Total Common Stocks (Cost $4,023,022)		4,180,113

Domestic Bond Funds 5.3%
iShares Lehman 1-3 Year Treasury Bond Fund	15,000	1,232,850
iShares Lehman US Treasury Inflation Protected Securities Fund	10,000	1,058,000
Total Domestic Bond Funds (Cost $2,220,116)		2,290,850

Domestic Equity Fund 12.1%
Dodge & Cox Stock Fund	37,319	5,159,753
Total Domestic Equity Fund (Cost $3,624,355)		5,159,753

Domestic Index Funds 26.9%
iShares Russell 1000 Growth Index Fund	60,000	3,646,800
iShares S&P 100 Index Fund	20,000	1,372,600
PowerShares FTSE RAFI US 1000 Portfolio	36,000	2,093,040
Rydex S&P 500 Pure Growth ETF	61,300	2,326,335
Ultra QQQ ProShares	20,500	2,034,010
Total Domestic Index Funds (Cost $10,522,377)		11,472,785

International Index Funds 10.4%
iShares MSCI EAFE Index Fund	7,000	549,500
iShares MSCI Emerging Markets Index Fund	8,500	1,277,550
iShares MSCI Taiwan Index Fund	85,000	1,277,550
iShares S&P Global Financials Sector Index Fund	5,500	438,955
Wisdomtree Japan SmallCap Dividend Fund	20,000	896,000
Total International Index Funds (Cost $4,585,353)		4,439,555

Money Market Fund 8.5%
Federated Treasury Obligations Fund - Class IS		3,626,017
Total Money Market Fund (Cost $3,626,017)		3,626,017

Sector Funds 26.6%
Energy 6.4%
Oil Service HOLDRs Trust	14,500	2,740,790

Financials 3.6%
PowerShares FTSE RAFI Financials Sector Portfolio	35,000	1,519,700

Health Care 14.5%
Vanguard Health Care Fund - Admiral Class	105,708	6,184,988

Mining 2.1%
Market Vectors Gold Miners ETF	20,000	917,000

Total Sector Funds (Cost $9,952,694)		11,362,478

Total Investments 99.6%		42,531,551
(Cost $38,553,934)
Assets, Less Other Liabilities 0.4%		158,600
Net Assets 100.0%		$ 42,690,151

* Non-income producing

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of investments	$ 38,553,934
Gross unrealized appreciation	4,691,246
Gross unrealized depreciation	(713,629)
Net unrealized appreciation	$ 3,977,617

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Vice Fund		Ticker Symbol: VICEX
December 31, 2007 (Unaudited)

COMMON STOCKS 98.0%	Shares	Market Value
Aerospace/Defense 26.3%
Alliant Techsystems Inc.*	15,500	$ 1,763,280
BAE Systems plc, ADR	80,500	3,192,050
The Boeing Co.	103,000	9,008,380
General Dynamics Corp. (2)	72,500	6,451,775
L-3 Communications Holdings, Inc.	23,500	2,489,590
Lockheed Martin Corp. (2)	61,800	6,505,068
Northrop Grumman Corp.	55,000	4,325,200
Raytheon Co.	100,500	6,100,350
Rockwell Collins, Inc.	43,500	3,130,695
Spirit AeroSystems Holdings Inc. - Class A*	68,500	2,363,250
United Technologies Corp.	40,500	3,099,870
		48,429,508

Alcoholic Beverages 21.5%
Central European Distribution Corp.*	66,500	3,862,320
Companhia de Bebidas das Americas (AmBev), ADR	25,500	1,811,265
Diageo plc, ADR	116,000	9,956,280
Heineken NV, ADR	230,000	7,434,980
InBev NV, ADR	100,500	8,360,595
SABMiller plc, ADR	285,000	8,033,295
		39,458,735

Casinos, Gambling & Lotteries 24.9%
Boyd Gaming Corp.	25,000	851,750
International Game Technology	218,000	9,576,740
Las Vegas Sands Corp.*	57,500	5,925,375
MGM MIRAGE*	117,000	9,830,340
Penn National Gaming, Inc.*	114,000	6,788,700
WMS Industries Inc.*	172,500	6,320,400
Wynn Resorts, Ltd.	58,500	6,559,605
		45,852,910

Tobacco 25.3%
Altria Group, Inc.	213,000	16,098,540
British American Tobacco PLC., ADR	122,000	9,584,320
Imperial Tobacco Group plc, ADR	73,500	7,885,080
Loews Corp. - Carolina Group (2)	151,500	12,922,950
		46,490,890

Total Common Stocks (Cost $149,555,373)		180,232,043

	Contracts
CALL OPTIONS PURCHASED 0.1%
Altria Group, Inc.:
Expiration: January 2008, Exercise Price: $75.00	200	38,400
Melco PBL Entertainment (Macau) Ltd.:
Expiration: April 2009, Exercise Price: $15.00	300	24,750
Northrop Grumman Corp.:
Expiration: January 2008, Exercise Price: $80.00	150	17,250
Trump Entertainment Resorts, Inc.:
Expiration: January 2008, Exercise Price: $7.50	750	3,750
Total Call Options Purchased (Cost $247,018)		84,150

PUT OPTIONS PURCHASED 0.1%
The Boeing Co.:
Expiration: May 2008, Exercise Price: $85.00	200	86,000
Expiration: May 2008, Exercise Price: $90.00	200	136,000
Total Put Options Purchased (Cost $217,900)		222,000

Principal
Amount
SHORT-TERM INVESTMENTS 1.2%
Variable Rate Demand Notes (1)
American Family Financial Services Inc., 4.943%	324,557	324,557
American Family Financial Services Inc., 4.943% Wisconsin Corporate Central Credit Union, 4.990%	1,949,645	1,949,645
Total Short-Term Investments (Cost $2,274,202)		2,274,202

Total Investments 99.4%		182,812,395
(Cost $152,294,493)
Assets, less other Liabilities 0.6%		1,181,056
Net Assets 100.0%		$ 183,993,451

(1) Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.
(2) A portion of the investment is held by the broker as collateral for short sales activity.
* Non-income producing
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of investments	$ 152,294,493
Proceeds from short sales	6,007,602
Premium on option written	15,600
Gross unrealized appreciation	31,720,599
Gross unrealized depreciation	(1,309,835)
Net unrealized appreciation	$ 30,410,764

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Securities Sold Short
Vice Fund		Ticker Symbol: VICEX
December 31, 2007 (Unaudited)

COMMON STOCKS 3.3%	Shares	Market Value
Alcoholic Beverages 1.6%
Anheuser-Busch Companies, Inc.	35,000	$ 1,831,900
Fortune Brands, Inc.	15,000	1,085,400
		2,917,300

Tobacco 1.7%
Reynolds American Inc.	28,000	1,846,880
UST Inc.	24,700	1,353,560
		3,200,440

Total Short Sale (Proceeds $6,007,602)		$ 6,117,740

Schedule of Options Written
Vice Fund		Ticker Symbol: VICEX
December 31, 2007 (Unaudited)

CALL OPTIONS WRITTEN 0.0%
The Boeing Co.:
Expiration: February 2008, Exercise Price: $95.00		12,600
Total Options Written (Premiums received $15,600)		$ 12,600

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended December 31, 2007 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By   /s/ Laurie Roberts
                             Laurie Roberts, President

Date  February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

USA MUTUALS

By   /s/ Laurie Roberts
                             Laurie Roberts, President

Date  February 26, 2008